UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                ---------------------

Check here if Amendment (    ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Harding, Loevner Management, L.P.
             -----------------------------------------------
Address:     50 Division Street
             -----------------------------------------------
             Suite 401
             -----------------------------------------------
             Somerville, NJ  08876
             -----------------------------------------------

Form 13F File Number: 28 - 4434
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David R. Loevner
       ------------------------------------------------------------------------
Title: President of HLM Holdings, Inc., GP of Harding, Loevner Management, L.P.
       ------------------------------------------------------------------------
Phone: 908-218-7900
       ------------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David R. Loevner                  Somerville, NJ           April 25, 2000
-------------------------------       --------------           ----------------
(Signature)                           (City, State)                 (Date)

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting managere are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Table Entry Total:         50
                                                ----------------------
Form 13F Information Table Value Total:         $397,230,404
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F                        Report for Quarter Ended March 31, 2000
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
-------------------------------------------------------------------------------


        Item 1:           Item 2:     Item 3:       Item 4:       Item 5:
                                                  Fair Market    Shares or
                         Title of                 -----------  --------------
   Name Of Issuer         Class        CUSIP         Value     Principal Amt.
   --------------       ---------  -----------    -----------  --------------


AIR PRODUCTS & CHEMICALS   COM     009158 10 6      1,143,187          40,200
ALLIED CAPITAL CORP        COM     01903Q 10 8      2,991,403         171,550
AMERICAN INTERNATIONAL
GROUP                      COM     026874 10 7      3,208,350          29,300
BAXTER INTL INC            COM     071813 10 9      2,591,376          41,338
BP AMOCO                   ADR     055622 10 4      3,493,200          65,600
BRITISH TELECOM            ADR     111021 40 8        357,437           1,900
CBS CORPORATION            COM     12490K 10 7      3,040,762          53,700
CHASE MANHATTAN BANK       COM     16161A 10 8        374,906           4,300
CISCO SYSTEMS INC.         COM     17275R 10 2        649,425           8,400
COLGATE PALMOLIVE CO.      COM     194162 10 3      3,032,975          53,800
CORNING INC.               COM     219350 10 5        853,600           4,400
EMCORE                     COM     290846 10 4        585,668           5,090
ENRON                      COM     293561 10 6      4,799,487          64,100
ERICSSON CLASS B ADR    SPONSORED
                           ADR     294821 40 0     32,808,577         349,725
EXXON MOBILE               COM     30231G 10 2      2,805,750          36,000
FEDERAL NATIONAL MTG.
ASSOC.                     COM     313586 10 9      1,544,156          27,300
GENERAL ELECTRIC CO        COM     369604 10 3        373,500           2,400
GLAXO WELLCOME PLC      SPONSORED
                           ADR     37733W 10 5     25,461,365         444,255
GRUPO TELEVISA SA DE
CV                      SPONSORED
                           ADR     40049J 20 6     17,536,180         257,885
HEWLETT PACKARD CO         COM     428236 10 3      2,564,487          19,300
HONEYWELL INTERNATIONAL    COM     438516 10 6      2,613,300          49,600
IMPERIAL OIL LTD ADR      COM NEW  453038 40 8     21,268,731       1,015,820
INTEL CORP                 COM     458140 10 0      4,683,781          35,500
INTERNATIONAL BUSINESS
MACHS                      COM     459200 10 1      4,345,232          36,824
LUXOTTICA GROUP ADR     SPONSORED
                           ADR     55068R 20 2     26,876,990       1,097,020
MCI WORLDCOM INC.          COM     55268B 10 6      1,538,259          33,950
MICROSOFT                  COM     594918 10 4        371,875           3,500
NESTLE REG ADR          SPONSORED
                           ADR     641069 40 6     20,672,737         230,920
NTT DoCoMo              SPONSORED
                           ADR     62942M 40 1     14,934,816          71,802
ORACLE CORP                COM     68389X 10 5      4,355,887          55,800
PFIZER                     COM     717081 10 3      3,985,312         109,000
QUANTA SERVICES            COM     74762E 10 2      1,869,175          30,800
QUINTILES TRANSNATIONAL
CORP.                      COM     748767 10 0      1,798,387         105,400
ROYAL DUTCH PETE
CO ADR             NY REG GLD1.25  780257 80 4     36,814,422         636,790
ROYCE MICRO-CAP TR INC     COM     780915 10 4        638,758          61,567
SAP AG ADRs                ADR     803054 20 4        988,862          16,550
SERVICEMASTER              COM     81760N 10 9      1,018,125          90,500
SCHLUMBERGER LTD           COM     806857 10 8      4,201,380          54,920
SMARTFORCE ADR          SPONSORED
                           ADR     124853 30 0     33,024,495         719,880
SONY CORP               SPONSORED
                           ADR     835699 30 7     49,649,010         174,360
SUMMIT BANCORPORATION      COM     866005 10 1        263,104          10,023
SUN MICROSYSTEMS           COM     866810 10 4      2,792,353          29,800
TELEFONOS de MEXICO        ADR     879403 78 0     19,106,717         286,780
THERMO ELECTRON            COM     883556 10 2      1,136,925          55,800
TYCO INTERNATIONAL         COM     902124 10 6      3,596,318          71,747
US WEST                    COM     91273H 10 1      3,042,987          41,900
WAL-MART de MEXICO V    SPONSORED
                           ADR     93114W 10 7     16,544,531         681,900
WELLS FARGO                COM     949746 10 1      2,269,775          55,700
WISCONSIN CENT TRANSN
CORP                       COM     976592 10 5        807,275          65,900
WRIGLEY WM. JR. CO.        COM     982526 10 5      1,805,094          23,500
                TOTAL                             397,230,404






                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------


AIR PRODUCTS & CHEMICALS  X                                              X
ALLIED CAPITAL CORP       X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
BAXTER INTL INC           X                                              X
BP AMOCO                  X                                              X
BRITISH TELECOM           X                                              X
CBS CORPORATION           X                                              X
CHASE MANHATTAN BANK      X                                              X
CISCO SYSTEMS INC.        X                                              X
COLGATE PALMOLIVE CO.     X                                              X
CORNING INC.              X                                              X
EMCORE                    X                                              X
ENRON                     X                                              X
ERICSSON CLASS B ADR      X                                              X
EXXON MOBILE              X                                              X
FEDERAL NATIONAL MTG.
ASSOC.                    X                                              X
GENERAL ELECTRIC CO       X                                              X
GLAXO WELLCOME PLC        X                                              X
GRUPO TELEVISA SA DE
CV                        X                                              X
HEWLETT PACKARD CO        X                                              X
HONEYWELL INTERNATIONAL   X                                              X
IMPERIAL OIL LTD ADR      X                                              X
INTEL CORP                X                                              X
INTERNATIONAL BUSINESS
MACHS                     X                                              X
LUXOTTICA GROUP ADR       X                                              X
MCI WORLDCOM INC.         X                                              X
MICROSOFT                 X                                              X
NESTLE REG ADR            X                                              X
NTT DoCoMo                X                                              X
ORACLE CORP               X                                              X
PFIZER                    X                                              X
QUANTA SERVICES           X                                              X
QUINTILES TRANSNATIONAL
CORP.                     X                                              X
ROYAL DUTCH PETE CO ADR   X                                              X
ROYCE MICRO-CAP TR INC    X                                              X
SAP AG ADRs               X                                              X
SERVICEMASTER             X                                              X
SCHLUMBERGER LTD          X                                              X
SMARTFORCE ADR            X                                              X
SONY CORP                 X                                              X
SUMMIT BANCORPORATION     X                                              X
SUN MICROSYSTEMS          X                                              X
TELEFONOS de MEXICO       X                                              X
THERMO ELECTRON           X                                              X
TYCO INTERNATIONAL        X                                              X
US WEST                   X                                              X
WAL-MART de MEXICO V      X                                              X
WELLS FARGO               X                                              X
WISCONSIN CENT TRANSN
CORP                      X                                              X
WRIGLEY WM. JR. CO.       X                                              X
